Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of segment

Revenue	December 31, 2023	%

Air transport	18,374,696	99.0%
Other income	179,729	1.0%
Total	18,554,425	100.0%